Schedule I - Condensed Balance Sheet Shares Data (Details) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Equity Attributable to Parent
Common stock, par value (usd per share)	$ 0.01	$ 0.01
Common stock, shares authorized (shares)	450,000,000	450,000,000
Common stock, shares issued (shares)	137,102,143	136,861,382
Common stock, shares outstanding (shares)	136,318,557	136,464,961
Preferred stock, par value (usd per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (shares)	50,000,000	50,000,000
Preferred stock, shares issued (shares)	0	0
Preferred stock, shares outstanding (shares)	0	0
Treasury stock (shares)	783,586	396,421
Parent Company
Stockholders' Equity Attributable to Parent
Common stock, par value (usd per share)	$ 0.01	$ 0.01
Common stock, shares authorized (shares)	450,000,000	450,000,000
Common stock, shares issued (shares)	137,102,143	136,861,382
Common stock, shares outstanding (shares)	136,318,557	136,464,961
Preferred stock, par value (usd per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (shares)	50,000,000	50,000,000
Preferred stock, shares issued (shares)	0	0
Preferred stock, shares outstanding (shares)	0	0
Treasury stock (shares)	783,586	396,421